Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases (Details) (fuboTV Inc.) (10-K) $ in Thousands	Dec. 31, 2019 USD ($)
Total minimum lease payments	$ 4,887
fuboTV Inc. [Member]
2020	1,283
2021	830
2022	778
2023	805
2024	805
Thereafter	2,110
Total minimum lease payments	$ 6,611